Depreciation, amortization and impairment - Schedule of Depreciation, Amortization and Impairment Expenses Incurred (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Depreciation Amortization And Imapirment [Abstract]
Depreciation of right of use assets (see Note 13)	$ 7,610	$ 6,573